Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

On November 9, 2016, the Company, completed its IPO of 11,700,000 shares of the Company’s common stock, $0.001 par value, at a price to the public of $11.00 per share ($10.34 per share, net of the underwriting discount) pursuant to a Registration Statement on Form S-1, as amended (File No. 333-213692) (the “Registration Statement”), initially filed by the Company with the SEC on September 19, 2016 pursuant to the Securities Act of 1933, as amended ( the “Securities Act”). The Company received $120,978 in net proceeds after deducting underwriting discounts and commissions. The material provisions of the IPO are described in the IPO Prospectus. The Company granted the underwriters an option for a period of 30 days to purchase up to an additional 877,500 shares of common stock at the initial offering price, and the selling stockholders described in the IPO Prospectus (the “Selling Stockholders”) granted the underwriters an option for a period of 30 days to purchase up to an aggregate additional 877,500 shares of common stock at the initial offering price. On November 23, 2016, the underwriters exercised in full their option to purchase an additional 877,500 shares of common stock from the Company and 877,500 shares from the Selling Stockholders. The Company received approximately $9,073 in net proceeds after deducting underwriting discounts and commissions. The Company used a portion of the net proceeds from the IPO to redeem all of the outstanding Series A Preferred Stock (Note 12) and to repay the outstanding indebtedness under the revolving credit facility (Note 8), which was terminated, and it intends to use the remaining net proceeds for general corporate purposes.

On December 8, 2016, the Company entered into a $45 million three-year senior secured Revolving Credit Facility (the “Facility”) with Jefferies Finance LLC as administrative and collateral agent. The Facility expires on December 8, 2019 and has the following terms and conditions (the “New Credit Agreement”):

Letters of Credit: A portion of the Facility, not in excess of $10 million, is available for the issuance of letters of credit to be issued by the administrative agent or any other lender approved by the administrative agent and the Company that is willing to become a letter of credit issuer. A per annum fee equal to the interest rate margin for LIBOR loans under the Facility will be payable to the lenders (other than a defaulting lender ( as defined in the New Credit Agreement) which has not provided cash collateral for its pro rata share of any letter of credit exposure) and accrue on the aggregate undrawn face amount of outstanding letters of credit under the facility, payable in arrears at the end of each quarter and on the date the commitments under the Facility are terminated, calculated based upon the actual number of days elapsed over a 360-day year. Additionally a fronting fee equal to 0.25% per annum will be payable to the applicable letter of credit issuer payable on the aggregate undrawn face amount of outstanding letters of credit issued by such issuer under the facility, payable in arrears at the end of each quarter and on the date the commitments under the Facility are terminated, calculated based upon the actual numbers of days elapsed over a 360-day year.

Commitment Fees: The Company will pay each lender under the Facility (other than a defaulting lender ( as defined in the New Credit Agreement)) a commitment fee of 0.375% per annum on the average daily unused portion of the Facility, payable in arrears at the end of each quarter and on the date the commitments under the Facility are terminated, calculated based upon the actual number of days elapsed over a 360-day year.

Interest Rates: The interest rates under the Facility will be based on the leverage ratio (as defined in the New Credit Agreement) for the most recently ended fiscal quarter. Interest will be payable in arrears (a) for loans accruing interest at a rate based on LIBOR (plus an applicable margin ranging from 3.00%—4.00%, depending on the leverage ratio), at the end of each interest period and, for interest periods of greater than three months, every three months, and on the maturity date of the Facility and (b) for loans accruing interest based on the ABR (plus an applicable margin ranging from 2.00%—3.00%, depending on the leverage ratio), quarterly in arrears and on the maturity date of the Facility.

Default Rate: Upon the occurrence and during the continuance of any payment event of default, with respect to overdue principal and interest, the applicable interest rate plus 2.00% per annum, and with respect to overdue fees, the interest rate applicable to ABR loans plus 2.00% per annum and in each case will be payable on demand.

The Facility contains various reporting requirements, negative covenants, restrictive provisions and requires maintenance of financial covenants, including a fixed charge coverage ratio and a leverage ratio (each as defined in the New Credit Agreement). As of December 15, 2016, no amounts are outstanding under the Facility.

On December 14, 2016, the Company entered into a multi-year Master Product Purchase Agreement (the “PPA”) with Rice Drilling B, LLC (the “Buyer”), a subsidiary of Rice Energy Inc. We expect that the Buyer will begin purchasing frac sand under the PPA in January 2017. The PPA is structured as a take-or-pay agreement and includes a monthly non-refundable capacity reservation charge.

In connection with the PPA, on December 14, 2016, the Company also entered into a Railcar Usage Agreement with the Buyer, pursuant to which the Buyer will borrow railcars from the Company to transport the purchased products.

20. Subsequent Events

The Company has evaluated events and transactions subsequent to the consolidated balance sheet date and through March 31, 2016, the date the consolidated financial statements were available to be issued. Based on this evaluation, the Company is not aware of any events or transactions that occurred subsequent to December 31, 2015 through March 31, 2016 that would require recognition or disclosure in the consolidated financial statements.